Note 6 - Interest in Exploration Property (Tables)	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Cash Payments (USD)

September 16 (effective date)	50,000 (paid)
On commencing drill testing (“drill date”)	200,000
One year anniversary of drill date	400,000
Two-year anniversary of drill date	600,000
Three-year anniversary of drill date	900,000
Four-year anniversary of drill date	1,200,000
Five-year anniversary of drill date	2,650,000
6,000,000